Mortgage Core Fund
Portfolio of Investments
March 31, 2026 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—95.2%
	Federal Home Loan Mortgage Corporation—26.0%
$ 10,234,827	2.000%, 5/1/2036	$ 9,443,859
24,692,526	2.000%, 11/1/2036	22,869,119
40,130,671	2.000%, 5/1/2050	32,695,044
6,208,412	2.000%, 8/1/2050	5,054,203
6,770,852	2.000%, 8/1/2050	5,545,935
4,054,751	2.000%, 12/1/2050	3,266,719
19,424,243	2.000%, 12/1/2050	15,813,075
19,494,028	2.000%, 1/1/2051	15,869,885
57,180,696	2.000%, 3/1/2051	46,550,210
34,813,264	2.000%, 4/1/2051	28,275,841
18,049,511	2.000%, 5/1/2051	14,660,077
40,329,511	2.000%, 1/1/2052	33,083,895
19,350,198	2.000%, 1/1/2052	15,668,137
29,228,056	2.500%, 12/1/2035	27,767,126
16,139,718	2.500%, 5/1/2050	13,609,173
6,148,088	2.500%, 8/1/2050	5,295,564
5,259,255	2.500%, 9/1/2050	4,495,467
12,224,578	2.500%, 12/1/2050	10,284,967
35,455,440	2.500%, 11/1/2051	30,439,297
37,202,708	2.500%, 12/1/2051	31,671,971
28,898,636	2.500%, 12/1/2051	24,430,837
56,851,952	2.500%, 1/1/2052	48,719,855
11,341,829	2.500%, 3/1/2052	9,756,710
8,544,363	2.500%, 4/1/2052	7,275,452
14,808,208	2.500%, 4/1/2052	12,609,062
20,445,659	2.500%, 5/1/2052	17,524,310
8,968,983	2.500%, 5/1/2052	7,635,610
30,235,777	2.500%, 5/1/2052	25,599,048
467,448	3.000%, 5/1/2046	422,806
9,861,550	3.000%, 10/1/2050	8,688,635
8,598,829	3.000%, 11/1/2050	7,576,100
6,363,771	3.000%, 11/1/2051	5,686,422
22,061,042	3.000%, 1/1/2052	19,457,824
23,531,706	3.000%, 2/1/2052	20,732,887
32,279,278	3.000%, 6/1/2052	28,634,218
20,271,212	3.000%, 8/1/2052	18,037,564
16,409,384	3.000%, 9/1/2052	14,493,577
20,348,626	3.000%, 12/1/2052	17,896,602
1,176	3.500%, 6/1/2026	1,173
2,268	3.500%, 7/1/2026	2,261
21,724,936	3.500%, 12/1/2047	20,222,013
6,038,644	3.500%, 5/1/2051	5,535,975
2,869,952	3.500%, 3/1/2052	2,666,028
60,428,958	3.500%, 5/1/2052	55,512,029
254	4.000%, 5/1/2026	253

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 7,020	4.000%, 5/1/2026	$ 7,002
485,067	4.000%, 12/1/2040	473,435
7,555,625	4.000%, 4/1/2052	7,200,429
3,115,428	4.000%, 4/1/2052	2,973,351
19,140,791	4.000%, 7/1/2052	18,101,000
1,419,392	4.000%, 7/1/2052	1,347,476
58,212,448	4.000%, 9/1/2052	54,959,199
11,945,958	4.000%, 10/1/2052	11,289,548
46,046,077	4.000%, 10/1/2052	43,515,923
21,126,649	4.500%, 10/1/2037	21,085,936
7,347,000	4.500%, 5/1/2052	7,142,080
7,778,944	4.500%, 9/1/2052	7,552,740
5,128,316	4.500%, 10/1/2052	4,983,997
20,841,392	4.500%, 11/1/2052	20,215,804
1,545,165	4.500%, 11/1/2052	1,500,233
16,067,257	4.500%, 12/1/2052	15,564,888
12,256,454	4.500%, 3/1/2053	11,873,237
433,932	5.000%, 1/1/2034	439,505
130,095	5.000%, 5/1/2034	131,718
591	5.000%, 11/1/2035	600
189,610	5.000%, 4/1/2036	192,377
280	5.000%, 4/1/2036	284
1,496	5.000%, 4/1/2036	1,519
48,993	5.000%, 4/1/2036	49,711
59,380	5.000%, 5/1/2036	60,257
31,860	5.000%, 6/1/2036	32,327
57,122	5.000%, 6/1/2036	57,940
192,532	5.000%, 12/1/2037	195,474
29,980	5.000%, 5/1/2038	30,423
20,781	5.000%, 6/1/2038	21,097
35,550	5.000%, 9/1/2038	36,091
32,914	5.000%, 2/1/2039	33,418
31,307	5.000%, 6/1/2039	31,788
89,350	5.000%, 2/1/2040	90,718
160,248	5.000%, 8/1/2040	162,728
28,282,273	5.000%, 10/1/2052	28,119,746
14,370,727	5.000%, 10/1/2054	14,223,925
12,973,146	5.000%, 10/1/2054	12,818,465
12,904,047	5.000%, 10/1/2054	12,751,056
25,789,130	5.000%, 11/1/2054	25,525,684
374,562	5.500%, 5/1/2034	384,331
17,896	5.500%, 3/1/2036	18,464
25,033	5.500%, 3/1/2036	25,790
9,278	5.500%, 3/1/2036	9,574
51,951	5.500%, 3/1/2036	53,445
131,796	5.500%, 6/1/2036	135,963
58,763	5.500%, 6/1/2036	60,621
19,070	5.500%, 6/1/2036	19,660
51,019	5.500%, 9/1/2037	52,651
94,734	5.500%, 9/1/2037	97,634

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 65,100	5.500%, 12/1/2037	$ 67,204
7,745	5.500%, 3/1/2038	7,989
6,546,390	5.500%, 5/1/2038	6,680,146
3,778,184	5.500%, 9/1/2052	3,845,197
21,967,074	5.500%, 12/1/2052	22,219,405
17,978,016	5.500%, 3/1/2053	18,167,671
11,824,121	5.500%, 9/1/2053	11,922,068
32,125,906	5.500%, 12/1/2055	32,301,674
7,375	6.000%, 2/1/2032	7,582
8,761	6.000%, 5/1/2036	9,117
16,340	6.000%, 8/1/2037	17,091
130,037	6.000%, 9/1/2037	135,932
15,603,943	6.000%, 11/1/2053	15,963,109
25,512,823	6.000%, 1/1/2055	26,049,842
1,026	6.500%, 6/1/2029	1,060
781	6.500%, 7/1/2029	808
81,085	6.500%, 11/1/2036	85,590
797	6.500%, 4/1/2038	843
831	6.500%, 4/1/2038	880
17,504,792	6.500%, 10/1/2053	18,151,491
13,921,230	6.500%, 11/1/2053	14,409,435
3,909	7.000%, 4/1/2032	4,104
76,141	7.000%, 4/1/2032	79,970
6,223	7.000%, 9/1/2037	6,683
4,553	7.500%, 10/1/2029	4,714
2,760	7.500%, 11/1/2029	2,861
7,147	7.500%, 5/1/2031	7,515
670	8.000%, 3/1/2030	695
11,564	8.000%, 1/1/2031	11,916
17,348	8.000%, 2/1/2031	18,202
	TOTAL	1,247,308,871
	Federal National Mortgage Association—42.0%
20,690,815	2.000%, 8/1/2035	19,259,901
3,754,221	2.000%, 4/1/2036	3,476,992
18,796,936	2.000%, 1/1/2037	17,332,523
7,074,625	2.000%, 2/1/2037	6,523,463
36,157,865	2.000%, 3/1/2037	33,233,569
16,224,604	2.000%, 5/1/2050	13,218,422
35,963,944	2.000%, 7/1/2050	29,300,350
30,983,421	2.000%, 11/1/2050	25,223,281
266,984,531	2.000%, 5/1/2051	216,848,734
19,311,326	2.000%, 10/1/2051	15,684,941
26,220,370	2.000%, 10/1/2051	21,231,016
9,224,293	2.000%, 12/1/2051	7,535,344
4,763,853	2.000%, 12/1/2051	3,907,977
25,103,084	2.000%, 12/1/2051	20,326,333
6,145,362	2.000%, 1/1/2052	5,014,398
33,619,941	2.000%, 1/1/2052	27,306,607
96,391,861	2.000%, 2/1/2052	78,652,347
20,898,263	2.000%, 2/1/2052	16,973,874

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 28,730,574	2.000%, 2/1/2052	$ 23,488,023
16,352,088	2.000%, 3/1/2052	13,342,725
12,198,888	2.000%, 3/1/2052	9,999,607
10,083,989	2.000%, 3/1/2052	8,269,144
15,074,019	2.000%, 3/1/2052	12,156,191
86,118,037	2.000%, 3/1/2052	69,946,327
25,453,763	2.500%, 9/1/2036	24,070,127
1,505,658	2.500%, 12/1/2036	1,428,517
22,081,067	2.500%, 12/1/2036	20,935,969
2,644,258	2.500%, 5/1/2037	2,508,783
6,815,871	2.500%, 6/1/2050	5,870,749
2,526,174	2.500%, 7/1/2050	2,160,883
12,448,089	2.500%, 9/1/2050	10,640,285
28,011,300	2.500%, 9/1/2050	23,811,989
29,184,946	2.500%, 10/1/2050	24,590,801
11,169,337	2.500%, 11/1/2050	9,411,117
22,971,727	2.500%, 11/1/2050	19,326,920
17,900,837	2.500%, 2/1/2051	15,060,603
32,772,631	2.500%, 9/1/2051	27,961,940
60,779,111	2.500%, 10/1/2051	51,857,351
53,973,732	2.500%, 10/1/2051	45,949,733
17,996,699	2.500%, 10/1/2051	15,147,440
10,921,029	2.500%, 10/1/2051	9,223,948
28,382,036	2.500%, 11/1/2051	23,878,803
43,464,625	2.500%, 12/1/2051	36,568,315
6,505,528	2.500%, 1/1/2052	5,544,483
14,818,139	2.500%, 1/1/2052	12,605,940
18,877,280	2.500%, 1/1/2052	16,177,076
4,406,443	2.500%, 2/1/2052	3,765,819
2,101,505	2.500%, 2/1/2052	1,776,936
32,079,491	2.500%, 3/1/2052	27,124,939
52,465,617	2.500%, 4/1/2052	44,936,350
1,916,923	2.500%, 5/1/2052	1,620,862
25,260,473	2.500%, 5/1/2052	21,552,491
514,827	3.000%, 2/1/2032	502,459
9,716,937	3.000%, 1/1/2051	8,561,222
100,323,023	3.000%, 5/1/2051	88,390,783
27,902,449	3.000%, 7/1/2051	24,583,782
27,060,276	3.000%, 12/1/2051	24,010,902
8,911,346	3.000%, 2/1/2052	7,839,750
21,121,231	3.000%, 4/1/2052	18,769,169
4,000,240	3.000%, 5/1/2052	3,528,209
22,167,117	3.000%, 6/1/2052	19,766,126
40,989,917	3.000%, 6/1/2052	36,422,074
15,901,790	3.000%, 6/1/2052	14,001,515
54,486,561	3.000%, 6/1/2052	48,414,677
8,568,272	3.000%, 6/1/2052	7,557,210
10,863,992	3.000%, 6/1/2053	9,554,873
6,530,042	3.500%, 9/1/2037	6,297,451
10,597,177	3.500%, 6/1/2051	9,715,046

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 11,831,119	3.500%, 5/1/2052	$ 10,861,060
17,269,777	3.500%, 5/1/2052	15,864,586
37,055,165	3.500%, 6/1/2052	34,144,312
14,898,809	3.500%, 6/1/2052	13,756,375
31,437,824	3.500%, 7/1/2052	29,017,360
8,282,605	3.500%, 1/1/2053	7,644,910
3,572	4.000%, 7/1/2026	3,563
18,041,452	4.000%, 11/1/2037	17,718,613
5,047,083	4.000%, 10/1/2051	4,772,909
20,931,358	4.000%, 7/1/2052	19,820,462
17,823,345	4.000%, 7/1/2052	16,920,290
15,781,034	4.000%, 9/1/2052	14,963,209
22,159,563	4.000%, 4/1/2053	20,948,858
62,135	4.500%, 2/1/2039	61,982
370,281	4.500%, 5/1/2040	368,663
99,515	4.500%, 11/1/2040	99,058
5,013,420	4.500%, 8/1/2052	4,867,634
4,062,456	4.500%, 8/1/2052	3,924,265
13,020,276	4.500%, 10/1/2052	12,634,334
3,890,783	4.500%, 11/1/2052	3,772,779
18,385,177	4.500%, 2/1/2053	17,867,789
41,604,044	4.500%, 4/1/2054	40,342,231
31,473,521	4.500%, 11/1/2054	30,405,848
626,436	5.000%, 2/1/2036	635,569
28,962,202	5.000%, 8/1/2052	28,829,253
5,201,814	5.000%, 6/1/2053	5,151,602
16,988,935	5.000%, 4/1/2054	16,854,143
11,011,596	5.000%, 10/1/2054	10,880,302
7,744,858	5.000%, 1/1/2055	7,665,500
9,412,204	5.000%, 1/1/2055	9,315,761
13,982	5.500%, 1/1/2032	14,296
6,479	5.500%, 1/1/2032	6,617
164,596	5.500%, 9/1/2034	169,190
391,720	5.500%, 12/1/2034	402,810
11,987	5.500%, 4/1/2035	12,305
49,920	5.500%, 1/1/2036	51,461
30,619	5.500%, 3/1/2036	31,539
128,668	5.500%, 4/1/2036	132,495
211,266	5.500%, 4/1/2036	217,619
157,316	5.500%, 5/1/2036	162,139
44,241	5.500%, 9/1/2036	45,578
147,019	5.500%, 8/1/2037	151,465
96,061	5.500%, 7/1/2038	99,171
7,943,201	5.500%, 9/1/2052	8,041,889
6,400,707	5.500%, 11/1/2052	6,474,231
19,746,206	5.500%, 4/1/2053	19,948,344
1,621	6.000%, 1/1/2029	1,651
2,215	6.000%, 2/1/2029	2,257
587	6.000%, 2/1/2029	598
1,858	6.000%, 4/1/2029	1,893

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 2,501	6.000%, 5/1/2029	$ 2,548
1,365	6.000%, 5/1/2029	1,391
200,217	6.000%, 7/1/2034	208,051
135,305	6.000%, 11/1/2034	140,561
42,931	6.000%, 7/1/2036	44,741
10,713	6.000%, 7/1/2036	11,201
38,201	6.000%, 10/1/2037	39,864
9,243	6.000%, 6/1/2038	9,676
380,013	6.000%, 7/1/2038	398,033
19,951	6.000%, 9/1/2038	20,934
21,800	6.000%, 10/1/2038	22,806
245,950	6.000%, 2/1/2039	257,946
3,139,825	6.000%, 10/1/2053	3,202,962
29,199,301	6.000%, 12/1/2053	29,871,401
6,985,708	6.000%, 7/1/2054	7,120,089
2,583	6.500%, 9/1/2028	2,614
742	6.500%, 8/1/2029	767
2,733	6.500%, 6/1/2031	2,824
3,751	6.500%, 6/1/2031	3,888
1,060	6.500%, 6/1/2031	1,095
1,198	6.500%, 1/1/2032	1,238
14,427	6.500%, 3/1/2032	15,004
61,649	6.500%, 4/1/2032	64,065
8,474	6.500%, 5/1/2032	8,821
90,955	6.500%, 7/1/2036	95,942
1,529	6.500%, 8/1/2036	1,605
10,850	6.500%, 9/1/2036	11,473
13,240	6.500%, 12/1/2036	13,981
40,609	6.500%, 9/1/2037	43,032
159	6.500%, 12/1/2037	168
21,162	6.500%, 10/1/2038	22,420
8,114,865	6.500%, 10/1/2053	8,405,532
3,656	7.000%, 9/1/2031	3,838
54,095	7.000%, 11/1/2031	56,792
3,793	7.000%, 12/1/2031	3,983
16,313	7.000%, 2/1/2032	17,126
17,231	7.000%, 3/1/2032	18,090
21,549	7.000%, 3/1/2032	22,623
3,405	7.000%, 4/1/2032	3,577
6,665	7.000%, 4/1/2032	6,997
73,583	7.000%, 4/1/2032	77,406
66,635	7.000%, 6/1/2037	71,673
2,714	7.500%, 9/1/2030	2,826
3,508	7.500%, 5/1/2031	3,664
938	7.500%, 6/1/2031	988
10,342	7.500%, 8/1/2031	10,883
14,972	7.500%, 1/1/2032	15,365
300	7.500%, 6/1/2033	312
106	8.000%, 11/1/2029	110
	TOTAL	2,018,120,200

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—6.4%
$ 30,758,902	3.000%, 9/20/2050	$ 27,477,681
492,024	3.500%, 8/15/2043	461,231
331,278	3.500%, 8/15/2043	310,860
5,444,244	3.500%, 3/20/2047	5,114,868
6,697,471	3.500%, 11/20/2047	6,292,275
13,936,140	3.500%, 5/20/2052	13,023,326
23,764,587	3.500%, 11/20/2052	21,923,951
469,884	4.000%, 9/15/2040	453,443
1,227,008	4.000%, 10/15/2040	1,186,084
592,291	4.000%, 1/15/2041	571,471
742,709	4.000%, 10/15/2041	716,014
2,547,609	4.000%, 6/15/2048	2,409,133
104,015	4.500%, 1/15/2039	103,634
64,241	4.500%, 6/15/2039	63,946
341,143	4.500%, 10/15/2039	339,296
133,769	4.500%, 1/15/2040	133,052
80,218	4.500%, 6/15/2040	79,761
55,622	4.500%, 9/15/2040	55,288
58,252	4.500%, 2/15/2041	57,931
383,609	4.500%, 3/15/2041	381,426
34,850	4.500%, 5/15/2041	34,621
1,284,754	4.500%, 6/20/2041	1,275,796
269,179	4.500%, 9/15/2041	267,385
270,014	4.500%, 10/15/2043	267,547
32,986,719	4.500%, 12/20/2053	31,957,836
211,771	5.000%, 1/15/2039	215,694
176,989	5.000%, 5/15/2039	180,012
231,717	5.000%, 8/20/2039	234,253
60,734,278	5.000%, 9/20/2053	60,407,928
75,723	5.500%, 12/15/2038	78,008
55,651	5.500%, 12/20/2038	57,278
93,121	5.500%, 1/15/2039	96,030
115,387	5.500%, 2/15/2039	119,020
21,088,854	5.500%, 7/20/2053	21,406,359
31,523,998	5.500%, 8/20/2053	31,959,206
27,390,163	5.500%, 9/20/2053	27,759,741
1,812	6.000%, 10/15/2028	1,842
2,253	6.000%, 3/15/2029	2,300
40,002	6.000%, 2/15/2036	41,648
38,321	6.000%, 4/15/2036	39,775
33,576	6.000%, 6/15/2037	34,838
26,311,528	6.000%, 6/20/2053	26,902,095
20,266,126	6.000%, 9/20/2054	20,656,088
4,410	6.500%, 10/15/2028	4,581
1,232	6.500%, 11/15/2028	1,280
1,217	6.500%, 12/15/2028	1,264
1,027	6.500%, 2/15/2029	1,067
13,620	6.500%, 9/15/2031	14,149
32,650	6.500%, 2/15/2032	33,960
1,835	7.000%, 11/15/2027	1,850

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 2,120		7.000%, 6/15/2028	$ 2,149
1,927		7.000%, 1/15/2029	1,954
3,262		7.000%, 5/15/2029	3,324
8,996		7.000%, 5/15/2030	9,169
7,549		7.000%, 11/15/2030	7,728
2,789		7.000%, 12/15/2030	2,844
4,780		7.000%, 8/15/2031	4,915
23,204		7.000%, 10/15/2031	23,851
6,732		7.000%, 12/15/2031	6,939
3,993		7.500%, 8/15/2029	4,109
17,486		7.500%, 10/15/2029	17,964
717		7.500%, 10/15/2030	740
3,471		7.500%, 1/15/2031	3,594
1,217		8.000%, 10/15/2029	1,248
3,929		8.000%, 11/15/2029	4,022
3,028		8.000%, 1/15/2030	3,101
1,549		8.000%, 10/15/2030	1,587
24,133		8.000%, 11/15/2030	24,869
1,578		8.500%, 5/15/2029	1,619
		TOTAL	305,333,848
	[1]	Government National Mortgage Association, TBA—5.9%
50,000,000		3.000%, 4/20/2056	44,588,650
77,500,000		3.500%, 4/20/2056	71,021,488
55,000,000		4.000%, 4/20/2056	51,457,225
50,000,000		4.500%, 4/20/2056	48,223,290
45,150,000		5.000%, 4/20/2056	44,676,814
25,000,000		5.500%, 4/20/2056	25,138,253
		TOTAL	285,105,720
	[1]	Uniform Mortgage-Backed Securities, TBA—14.9%
24,000,000		4.000%, 4/1/2056	22,617,187
118,750,000		5.000%, 4/1/2056	117,047,612
244,500,000		5.500%, 4/1/2056	245,521,937
250,000,000		6.000%, 4/1/2056	254,746,100
75,000,000		6.500%, 4/1/2056	77,566,410
		TOTAL	717,499,246
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,484,280,131)	4,573,367,885
		COLLATERALIZED MORTGAGE OBLIGATIONS—18.5%
	[2]	Federal Home Loan Mortgage Corporation—5.7%
8,074,717		REMIC, Series 4661, Class GF, 4.236% (30-DAY AVERAGE SOFR +0.564%), 2/15/2047	8,023,191
5,330,329		REMIC, Series 4929, Class FB, 4.226% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	5,261,214
11,525,680		REMIC, Series 4944, Class F, 4.226% (30-DAY AVERAGE SOFR +0.564%), 1/25/2050	11,443,385
5,644,364		REMIC, Series 4988, Class KF, 4.126% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	5,586,714
6,149,097		REMIC, Series 5296, Class KF, 4.411% (30-DAY AVERAGE SOFR +0.750%), 3/25/2053	6,121,181
17,098,845		REMIC, Series 5338, Class FH, 4.086% (30-DAY AVERAGE SOFR +0.414%), 4/15/2045	16,955,435
10,982,328		REMIC, Series 5342, Class FB, 4.226% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	10,755,071
15,904,836		REMIC, Series 5393, Class HF, 4.611% (30-DAY AVERAGE SOFR +0.950%), 3/25/2054	15,952,679
6,392,470		REMIC, Series 5396, Class FQ, 4.661% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	6,387,496
26,742,989		REMIC, Series 5400, Class FA, 4.411% (30-DAY AVERAGE SOFR +0.750%), 4/25/2054	26,577,736
25,287,627		REMIC, Series 5428, Class JF, 4.761% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	25,410,158

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[2]	Federal Home Loan Mortgage Corporation—continued
$ 20,285,015		REMIC, Series 5457, Class GF, 4.761% (30-DAY AVERAGE SOFR +1.100%), 10/25/2054	$ 20,310,882
18,799,720		REMIC, Series 5466, Class FL, 4.611% (30-DAY AVERAGE SOFR +0.950%), 2/25/2054	18,874,575
19,851,561		REMIC, Series 5633, Class FH, 4.411% (30-DAY AVERAGE SOFR +0.750%), 2/25/2056	19,830,310
76,084,449		REMIC, Series 5639, Class MF, 4.361% (30-DAY AVERAGE SOFR +0.700%), 3/25/2056	76,141,809
		TOTAL	273,631,836
	[2]	Federal National Mortgage Association—7.4%
12,631,695		REMIC, Series 2011-131, Class FT, 4.236% (30-DAY AVERAGE SOFR +0.574%), 12/25/2041	12,609,777
2,031,614		REMIC, Series 2017-30, Class FA, 4.126% (30-DAY AVERAGE SOFR +0.464%), 5/25/2047	1,998,909
5,801,324		REMIC, Series 2019-34, Class FC, 4.176% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	5,739,656
4,318,839		REMIC, Series 2019-43, Class FD, 4.868% (30-DAY AVERAGE SOFR +0.000%), 8/25/2049	4,290,904
10,258,160		REMIC, Series 2019-66, Class FA, 4.226% (30-DAY AVERAGE SOFR +0.564%), 11/25/2059	10,217,937
66,652,288		REMIC, Series 2022-65, Class FB, 4.461% (30-DAY AVERAGE SOFR +0.800%), 9/25/2052	66,028,656
21,593,487		REMIC, Series 2022-70, Class FA, 4.521% (30-DAY AVERAGE SOFR +0.860%), 10/25/2052	21,246,249
35,642,110		REMIC, Series 2023-42, Class FA, 4.076% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	35,256,666
14,926,174		REMIC, Series 2024-13, Class FA, 4.661% (30-DAY AVERAGE SOFR +1.000%), 10/25/2053	14,918,768
28,710,673		REMIC, Series 2024-15, Class FA, 4.861% (30-DAY AVERAGE SOFR +1.200%), 4/25/2054	28,789,875
25,839,606		REMIC, Series 2024-15, Class FB, 4.461% (30-DAY AVERAGE SOFR +0.800%), 4/25/2054	25,700,958
9,663,773		REMIC, Series 2024-25, Class FA, 4.761% (30-DAY AVERAGE SOFR +1.100%), 5/25/2054	9,674,282
21,100,336		REMIC, Series 2024-40, Class FC, 4.561% (30-DAY AVERAGE SOFR +0.900%), 5/25/2054	21,048,590
12,154,942		REMIC, Series 2024-82, Class CF, 5.011% (30-DAY AVERAGE SOFR +1.350%), 11/25/2054	12,219,457
16,996,841		REMIC, Series 2025-7, Class FD, 4.661% (30-DAY AVERAGE SOFR +1.000%), 9/25/2054	16,978,447
34,208,952		REMIC, Series 2025-9, Class FG, 5.011% (30-DAY AVERAGE SOFR +1.350%), 3/25/2055	34,438,593
19,963,752		REMIC, Series 2025-13, Class FA, 5.650% (30-DAY AVERAGE SOFR +0.000%), 3/25/2055	20,090,591
15,470,794		REMIC, Series 2025-62, Class FM, 4.961% (30-DAY AVERAGE SOFR +1.300%), 8/25/2055	15,563,726
		TOTAL	356,812,041
	[2]	Government National Mortgage Association—4.2%
5,133,988		REMIC, Series 2022-175, Class FA, 4.572% (30-DAY AVERAGE SOFR +0.900%), 10/20/2052	5,113,549
25,591,870		REMIC, Series 2023-4, Class FG, 4.422% (30-DAY AVERAGE SOFR +0.750%), 1/20/2053	25,568,887
21,584,532		REMIC, Series 2023-35, Class FH, 4.222% (30-DAY AVERAGE SOFR +0.550%), 2/20/2053	21,350,215
7,791,235		REMIC, Series 2023-63, Class FM, 4.472% (30-DAY AVERAGE SOFR +0.800%), 5/20/2053	7,790,243
4,152,637		REMIC, Series 2023-111, Class FD, 4.672% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	4,174,506
14,949,181		REMIC, Series 2023-112, Class AF, 4.722% (30-DAY AVERAGE SOFR +1.050%), 8/20/2053	15,003,576
14,028,978		REMIC, Series 2024-59, Class MF, 4.772% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	14,087,894
37,173,751		REMIC, Series 2024-108, Class FB, 4.672% (30-DAY AVERAGE SOFR +1.000%), 7/20/2054	37,370,545
5,746,675		REMIC, Series 2024-113, Class FJ, 4.222% (30-DAY AVERAGE SOFR +0.550%), 9/20/2053	5,722,685
35,032,063		REMIC, Series 2025-133, Class DF, 4.672% (30-DAY AVERAGE SOFR +1.000%), 8/20/2055	35,221,173
29,533,443		REMIC, Series 2025-190, Class DF, 4.472% (30-DAY AVERAGE SOFR +0.800%), 11/20/2055	29,751,672
		TOTAL	201,154,945
		Non-Agency Mortgage-Backed Securities—1.2%
402,403		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	214,886
29,536,594		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	26,611,779
25,001,688		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	21,604,973
5,292,296		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	4,573,288
4,738,736		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,094,934
73,664		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.372%, 8/25/2035	70,451
1,215,445		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,064,261
2,152,463		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	1,845,528
		TOTAL	60,080,100
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $886,615,019)	891,678,922

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—1.2%
		Auto Receivables—0.5%
$ 20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	$ 20,849,315
		Single Family Rental Securities—0.6%
14,490,938		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	14,447,403
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,799,624
		TOTAL	29,247,027
		Student Loans—0.1%
1,667,197		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	1,570,588
3,565,682		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	3,358,065
1,323,967	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 4.586% (CME Term SOFR 1 Month +0.914%), 2/15/2036	1,323,354
		TOTAL	6,252,007
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $56,264,089)	56,348,349
		INVESTMENT COMPANY—5.8%
280,180,156		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[3] (IDENTIFIED COST $280,180,156)	280,180,156
		TOTAL INVESTMENT IN SECURITIES—120.7% (IDENTIFIED COST $5,707,339,395)	5,801,575,312
		OTHER ASSETS AND LIABILITIES - NET—(20.7)%[4]	(996,807,910)
		NET ASSETS—100%	$4,804,767,402
At March 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	900	$186,700,781	June 2026	$(346,731)
United States Treasury Notes 5-Year Long Futures	2,630	$284,512,579	June 2026	$(630,939)
United States Treasury Notes 10-Year Long Futures	650	$72,180,469	June 2026	$(798,218)
Short Futures:
United States Treasury Long Bond Short Futures	500	$56,937,500	June 2026	$1,871,072
United States Treasury Notes 10-Year Ultra Short Futures	600	$68,109,375	June 2026	$1,418,726
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,513,910
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2025	$168,142,283
Purchases at Cost	$330,383,631
Proceeds from Sales	$(218,345,758)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2026	$280,180,156
Shares Held as of 3/31/2026	280,180,156
Dividend Income	$1,976,255

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions as of March 31, 2026.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$4,573,367,885	$—	$4,573,367,885
Collateralized Mortgage Obligations	—	891,678,922	—	891,678,922
Asset-Backed Securities	—	56,348,349	—	56,348,349
Investment Company	280,180,156	—	—	280,180,156
TOTAL SECURITIES	$280,180,156	$5,521,395,156	$—	$5,801,575,312
Other Financial Instruments:[1]
Assets	$3,289,798	$—	$—	$3,289,798
Liabilities	(1,775,888)	—	—	(1,775,888)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,513,910	$—	$—	$1,513,910

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate